UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investors Trust

Semiannual Report
4.30.13

Ticker | **JHI**

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	62.4%	Term Loans	0.9%

U.S. Government Agency	11.6%	Convertible Bonds	0.8%

U.S. Government	8.6%	Common Stocks	0.8%

Collateralized Mortgage Obligations	6.0%	Preferred Securities	0.3%

Foreign Government Obligations	2.1%	Capital Preferred Securities	0.3%

Asset Backed Securities	1.7%	Short-Term Investments	4.5%

Quality Composition[1,2]

U.S. Government	8.6%	B	27.2%

U.S. Government Agency	11.6%	CCC & Below	12.3%

AAA	3.1%	Not Rated	1.4%

AA	1.5%	Equity	0.8%

A	6.1%	Preferred Securities	0.3%

BBB	11.0%	Short-Term Investments	4.5%

BB	11.6%

1 As a percentage of the Fund’s total investments on 4-30-13.

2 Ratings are from Moody’s Investors Service. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-13 and do not reflect subsequent downgrades or upgrades, if any.

6	Investors Trust | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 91.3% (62.4% of Total Investments)				$164,524,033

(Cost $155,161,942)

Consumer Discretionary 15.2%				27,343,844

Auto Components 0.6%

Allison Transmission, Inc. (S)(Z)	7.125	05-15-19	$550,000	597,427

American Axle & Manufacturing, Inc.	6.250	03-15-21	500,000	526,875

Automobiles 0.2%

Automotores Gildemeister SA (S)	6.750	01-15-23	150,000	153,750

Chrysler Group LLC (Z)	8.250	06-15-21	240,000	275,400

Hotels, Restaurants & Leisure 3.8%

Codere Finance Luxembourg SA (S)(Z)	9.250	02-15-19	1,000,000	730,000

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)(Z)	10.500	07-01-19	1,000,000	1,127,500

Greektown Superholdings, Inc.	13.000	07-01-15	2,179,000	2,339,701

Grupo Posadas SAB de CV (S)	7.875	11-30-17	600,000	642,000

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	328,000	318,160

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	1,625,000	113,750

Mohegan Tribal Gaming Authority (S)(Z)	11.000	09-15-18	1,000,000	957,500

Waterford Gaming LLC (S)	8.625	09-15-14	626,187	275,042

Yonkers Racing Corp. (S)(Z)	11.375	07-15-16	351,000	376,448

Household Durables 0.9%

Corporacion GEO SAB de CV (S)	9.250	06-30-20	1,000,000	455,000

Desarrolladora Homex SAB de CV (S)	9.750	03-25-20	1,000,000	605,000

Standard Pacific Corp. (Z)	8.375	05-15-18	140,000	166,600

Urbi Desarrollos Urbanos SAB de CV (S)	9.750	02-03-22	1,500,000	457,500

Internet & Catalog Retail 0.6%

QVC, Inc. (S)	5.950	03-15-43	1,000,000	1,029,183

Leisure Equipment & Products 0.3%

Easton-Bell Sports, Inc. (Z)	9.750	12-01-16	465,000	500,461

Media 5.2%

Cinemark USA, Inc. (Z)	7.375	06-15-21	365,000	412,450

Cinemark USA, Inc. (Z)	8.625	06-15-19	245,000	270,725

Clear Channel Communications, Inc. (S)	11.250	03-01-21	3,000,000	3,180,000

DIRECTV Holdings LLC (Z)	5.875	10-01-19	355,000	425,419

News America, Inc. (Z)	7.750	01-20-24	980,000	1,269,403

Time Warner Cable, Inc. (Z)	8.250	04-01-19	375,000	492,165

See notes to financial statements	Semiannual report | Investors Trust	7

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

Videotron, Ltd. (Z)	6.375	12-15-15	$300,000	$303,750

WMG Acquisition Corp.	11.500	10-01-18	685,000	815,150

XM Satellite Radio, Inc. (S)(Z)	7.625	11-01-18	2,000,000	2,220,000

Multiline Retail 1.7%

Lotte Shopping Company, Ltd. (S)	3.375	05-09-17	1,400,000	1,469,555

Macy’s Retail Holdings, Inc. (Z)	7.875	08-15-36	215,000	239,844

Michaels Stores, Inc.	11.375	11-01-16	1,286,000	1,347,098

Specialty Retail 1.5%

Automotores Gildemeister SA (S)(Z)	8.250	05-24-21	720,000	781,200

Hillman Group, Inc.	10.875	06-01-18	290,000	321,175

Party City Holdings, Inc. (S)(Z)	8.875	08-01-20	1,000,000	1,130,000

Sonic Automotive, Inc. (Z)	9.000	03-15-18	145,000	158,956

Toys R Us Property Company II LLC (Z)	8.500	12-01-17	225,000	241,594

Textiles, Apparel & Luxury Goods 0.4%

PVH Corp.	7.375	05-15-20	550,000	618,063

Consumer Staples 4.9%				8,788,633

Beverages 1.6%

Ajecorp BV (S)(Z)	6.500	05-14-22	1,000,000	1,093,500

Corporacion Lindley SA (S)	4.625	04-12-23	1,000,000	1,015,000

SABMiller Holdings, Inc. (S)(Z)	3.750	01-15-22	750,000	820,234

Commercial Services & Supplies 0.1%

ARAMARK Corp. (S)	5.750	03-15-20	170,000	178,075

Food Products 2.1%

Bunge Ltd. Finance Corp. (Z)	5.350	04-15-14	1,015,000	1,058,158

Corporacion Pesquera Inca SAC (S)(Z)	9.000	02-10-17	1,350,000	1,448,550

Marfrig Holding Europe BV (S)(Z)	8.375	05-09-18	600,000	534,000

Marfrig Holding Europe BV (S)	9.875	07-24-17	600,000	561,000

TreeHouse Foods, Inc.	7.750	03-01-18	175,000	189,438

Household Products 0.6%

Reynolds Group Issuer, Inc. (Z)	8.500	05-15-18	390,000	415,350

The Sun Products Corp. (S)	7.750	03-15-21	260,000	268,450

Yankee Candle Company, Inc., Series B (Z)	9.750	02-15-17	315,000	326,422

Tobacco 0.5%

Lorillard Tobacco Company (Z)	6.875	05-01-20	720,000	880,456

Energy 15.6%				28,074,094

Energy Equipment & Services 3.7%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	750,000	768,750

EDC Finance, Ltd. (S)	4.875	04-17-20	1,000,000	1,002,316

Forbes Energy Services, Ltd. (Z)	9.000	06-15-19	295,000	291,313

Inkia Energy, Ltd. (S)	8.375	04-04-21	1,400,000	1,579,900

Offshore Group Investment, Ltd. (S)	7.125	04-01-23	2,000,000	2,080,000

TMK OAO (S)	6.750	04-03-20	600,000	591,000

Trinidad Drilling, Ltd. (S)(Z)	7.875	01-15-19	265,000	288,188

Oil, Gas & Consumable Fuels 11.9%

Afren PLC (S)(Z)	10.250	04-08-19	2,000,000	2,385,000

Afren PLC (S)(Z)	11.500	02-01-16	2,000,000	2,375,000

8	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Alpha Natural Resources, Inc. (Z)	6.250	06-01-21	$740,000	$680,800

CNOOC Finance 2012, Ltd. (S)(Z)	5.000	05-02-42	1,000,000	1,112,872

Devon Energy Corp. (Z)	5.625	01-15-14	1,035,000	1,071,407

DTEK Finance BV (S)	9.500	04-28-15	161,000	168,446

EV Energy Partners LP (Z)	8.000	04-15-19	405,000	431,325

Georgian Oil and Gas Corp. (S)	6.875	05-16-17	1,500,000	1,590,000

Indo Energy Finance II BV (S)	6.375	01-24-23	300,000	304,860

Linn Energy LLC (Z)	8.625	04-15-20	390,000	435,825

Lukoil International Finance BV (S)	4.563	04-24-23	1,000,000	1,012,681

McMoRan Exploration Company (Z)	11.875	11-15-14	1,700,000	1,793,500

Niska Gas Storage US LLC (Z)	8.875	03-15-18	565,000	605,963

Pan American Energy LLC (S)(Z)	7.875	05-07-21	1,100,000	1,067,000

Petrobras International Finance Company (Z)	5.375	01-27-21	500,000	552,204

Plains All American Pipeline LP (Z)	6.500	05-01-18	1,000,000	1,234,521

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	1,250,000	1,384,375

Regency Energy Partners LP	9.375	06-01-16	741,000	780,273

Thermon Industries, Inc. (Z)	9.500	05-01-17	1,131,000	1,281,989

Valero Energy Corp. (Z)	4.500	02-01-15	205,000	217,886

Valero Energy Corp. (Z)	6.125	02-01-20	205,000	250,950

W&T Offshore, Inc. (Z)	8.500	06-15-19	675,000	735,750

Financials 17.5%				31,586,266

Capital Markets 2.5%

Morgan Stanley (Z)	3.800	04-29-16	1,000,000	1,064,017

Morgan Stanley	5.750	01-25-21	1,000,000	1,190,424

The Goldman Sachs Group, Inc. (Z)	5.250	07-27-21	990,000	1,148,023

The Goldman Sachs Group, Inc. (Z)	6.250	09-01-17	1,000,000	1,176,413

Commercial Banks 4.1%

Banco Bradesco SA (S)(Z)	5.750	03-01-22	500,000	545,000

Banco de Galicia y Buenos Aires (S)(Z)	8.750	05-04-18	410,000	356,700

BBVA Bancomer SA (S)(Z)	6.500	03-10-21	1,000,000	1,140,000

GTB Finance B.V. (S)(Z)	7.500	05-19-16	285,000	306,375

National City Bank of Indiana (Z)	4.250	07-01-18	2,000,000	2,232,522

Sberbank of Russia (S)(Z)	6.125	02-07-22	1,000,000	1,141,250

State Bank of India/London (S)(Z)	4.500	07-27-15	500,000	526,700

VTB Bank OJSC (9.500% to 12-6-22, then
10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	1,000,000	1,095,000

Consumer Finance 2.0%

American Express Credit Corp. (Z)	5.125	08-25-14	1,000,000	1,060,072

DTEK Finance PLC (S)	7.875	04-04-18	2,000,000	1,977,000

SLM Corp. (Z)	8.450	06-15-18	485,000	569,570

Diversified Financial Services 3.6%

Alfa Bank OJSC (S)(Z)	7.750	04-28-21	300,000	339,810

Bank of Ceylon (S)	6.875	05-03-17	1,000,000	1,063,500

CorpGroup Banking SA (S)	6.750	03-15-23	1,000,000	1,058,750

Corporacion Andina de Fomento (Z)	3.750	01-15-16	690,000	732,598

Gruposura Finance (S)(Z)	5.700	05-18-21	440,000	488,400

Intercorp Retail Trust (S)(Z)	8.875	11-14-18	305,000	347,090

See notes to financial statements	Semiannual report | Investors Trust	9

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

JPMorgan Chase & Company (Z)	3.450	03-01-16	$2,000,000	$2,134,066

Nationstar Mortgage LLC (Z)	10.875	04-01-15	375,000	397,733

Insurance 1.8%

CNA Financial Corp. (Z)	7.350	11-15-19	655,000	835,128

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%) (Z)	7.000	05-17-66	370,000	380,175

MetLife, Inc. (Z)	6.817	08-15-18	1,000,000	1,257,137

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	520,000	551,200

Willis North America, Inc. (Z)	7.000	09-29-19	215,000	256,803

Investment Companies 0.7%

IPIC GMTN, Ltd. (S)(Z)	5.500	03-01-22	1,000,000	1,182,500

Real Estate Investment Trusts 1.1%

DuPont Fabros Technology LP (Z)	8.500	12-15-17	350,000	376,250

Health Care REIT, Inc.	6.125	04-15-20	345,000	417,883

Plum Creek Timberlands LP (Z)	5.875	11-15-15	345,000	382,371

Servicios Corporativos Javer SAPI de CV (S)	9.875	04-06-21	1,000,000	870,000

Real Estate Management & Development 1.7%

Country Garden Holdings Company, Ltd. (S)	7.500	01-10-23	200,000	208,500

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	1,000,000	1,147,500

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year
USGG + 11.052%) (Q)(S)	12.000	03-20-17	500,000	465,000

Realogy Group LLC	11.500	04-15-17	1,095,000	1,164,806

Health Care 1.8%				3,215,489

Health Care Providers & Services 1.6%

AmerisourceBergen Corp. (Z)	3.500	11-15-21	1,000,000	1,082,749

BioScrip, Inc. (Z)	10.250	10-01-15	510,000	538,688

Catalent Pharma Solutions, Inc.	9.500	04-15-15	202,939	203,446

Emergency Medical Services Corp. (Z)	8.125	06-01-19	100,000	110,750

ExamWorks Group, Inc. (Z)	9.000	07-15-19	680,000	746,300

HCA, Inc. (Z)	7.500	02-15-22	130,000	155,350

Pharmaceuticals 0.2%

Endo Health Solutions, Inc. (Z)	7.250	01-15-22	345,000	378,206

Industrials 7.9%				14,297,155

Aerospace & Defense 0.7%

Ducommun, Inc.	9.750	07-15-18	160,000	176,800

Kratos Defense & Security Solutions, Inc. (Z)	10.000	06-01-17	400,000	441,000

TransDigm, Inc. (Z)	7.750	12-15-18	495,000	548,213

Airlines 4.1%

Air Canada 2013-1 Class C Pass Through
Trust (C)(S)	6.625	05-15-18	1,000,000	1,000,130

America West Airlines 2001-1 Pass
Through Trust	7.100	04-02-21	391,551	435,600

American Airlines 2011-1 Class B Pass
Through Trust (S)	7.000	01-31-18	1,202,918	1,275,094

Continental Airlines 1999-1 Class A Pass
Through Trust (Z)	6.545	02-02-19	187,721	207,431

10	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	04-02-18	$93,454	$99,528

Delta Air Lines 2007-1 Class A Pass Through
Trust (Z)	6.821	08-10-22	639,907	743,060

TAM Capital 3, Inc. (S)(Z)	8.375	06-03-21	505,000	560,550

TAM Capital, Inc. (Z)	7.375	04-25-17	860,000	937,400

UAL 2009-1 Pass Through Trust	10.400	11-01-16	225,696	261,807

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	508,534	589,900

VRG Linhas Aereas SA (S)	10.750	02-12-23	1,500,000	1,350,000

Building Products 0.3%

Euramax International, Inc. (Z)	9.500	04-01-16	120,000	117,900

Nortek, Inc. (Z)	8.500	04-15-21	235,000	262,613

Voto-Votorantim Overseas Trading
Operations NV (S)(Z)	6.625	09-25-19	160,000	187,200

Commercial Services & Supplies 0.9%

Garda World Security Corp. (S)	9.750	03-15-17	765,000	822,375

Iron Mountain, Inc. (Z)	8.375	08-15-21	760,000	849,300

Construction & Engineering 0.7%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	1,365,000	1,279,688

Electrical Equipment 0.7%

Coleman Cable, Inc. (Z)	9.000	02-15-18	295,000	319,338

WPE International Cooperatief UA (S)	10.375	09-30-20	1,000,000	915,000

Industrial Conglomerates 0.2%

Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09-11-15	385,000	414,028

Machinery 0.2%

Thermadyne Holdings Corp. (Z)	9.000	12-15-17	260,000	284,700

Marine 0.1%

Navios South American Logistics, Inc.	9.250	04-15-19	200,000	218,500

Information Technology 1.8%				3,328,663

Computers & Peripherals 0.3%

Seagate HDD Cayman (Z)	7.000	11-01-21	565,000	622,913

Electronic Equipment, Instruments & Components 1.1%

CDW LLC (Z)	8.000	12-15-18	500,000	560,625

Freescale Semiconductor, Inc. (S)(Z)	9.250	04-15-18	290,000	319,000

Viasystems, Inc. (S)(Z)	7.875	05-01-19	1,000,000	1,067,500

IT Services 0.4%

Brightstar Corp. (S)	9.500	12-01-16	700,000	758,625

Materials 12.0%				21,613,763

Chemicals 0.9%

Braskem Finance, Ltd. (S)(Z)	5.750	04-15-21	200,000	213,750

Fufeng Group, Ltd. (S)(Z)	7.625	04-13-16	985,000	1,007,163

Rentech Nitrogen Partners LP (S)	6.500	04-15-21	430,000	440,750

Construction Materials 2.7%

Cemex Finance LLC (S)(Z)	9.500	12-14-16	1,000,000	1,075,000

Cemex SAB de CV (S)(Z)	9.000	01-11-18	1,000,000	1,090,000

China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05-25-16	350,000	374,500

See notes to financial statements	Semiannual report | Investors Trust	11

		Maturity
	Rate (%)	date	Par value	Value
Construction Materials (continued)

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	$1,000,000	$1,072,325

Votorantim Cimentos SA (S)	7.250	04-05-41	1,000,000	1,137,500

Vulcan Materials Company (Z)	7.500	06-15-21	120,000	141,600

Containers & Packaging 2.2%

AEP Industries, Inc.	8.250	04-15-19	355,000	386,950

Berry Plastics Corp.	9.750	01-15-21	500,000	592,500

Cascades, Inc. (Z)	7.875	01-15-20	240,000	259,200

Graphic Packaging International, Inc. (Z)	7.875	10-01-18	236,000	261,960

Graphic Packaging International, Inc. (Z)	9.500	06-15-17	185,000	195,175

Pretium Packaging LLC	11.500	04-01-16	160,000	173,600

Sealed Air Corp. (S)(Z)	8.375	09-15-21	1,500,000	1,755,000

Tekni-Plex, Inc. (S)(Z)	9.750	06-01-19	275,000	305,250

Metals & Mining 5.5%

AngloGold Ashanti Holdings PLC (Z)	5.125	08-01-22	1,000,000	1,007,390

APERAM (S)(Z)	7.750	04-01-18	300,000	294,750

Bluescope Steel, Ltd. (S)	7.125	05-01-18	500,000	515,000

CSN Islands XI Corp. (S)(Z)	6.875	09-21-19	250,000	273,750

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	500,000	475,000

Evraz Group SA (S)	6.500	04-22-20	1,000,000	978,750

Ferrexpo Finance PLC (S)	7.875	04-07-16	600,000	595,500

Metinvest BV (S)(Z)	8.750	02-14-18	555,000	566,100

Rain CII Carbon LLC (S)	8.000	12-01-18	945,000	1,008,788

Rio Tinto Finance USA, Ltd. (Z)	7.125	07-15-28	710,000	973,335

Severstal OAO (S)	4.450	03-19-18	1,000,000	980,210

SunCoke Energy, Inc. (Z)	7.625	08-01-19	105,000	113,663

United States Steel Corp.	6.875	04-01-21	1,000,000	1,032,500

Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04-08-16	1,425,000	1,111,500

Paper & Forest Products 0.7%

Boise Paper Holdings LLC (Z)	8.000	04-01-20	515,000	578,088

Resolute Forest Products (Z)	10.250	10-15-18	537,000	627,216

Telecommunication Services 12.3%				22,125,832

Diversified Telecommunication Services 5.6%

Axtel SAB de CV (S)	7.000	01-31-20	535,000	481,500

Cincinnati Bell, Inc. (Z)	8.750	03-15-18	540,000	550,800

Frontier Communications Corp. (Z)	7.125	03-15-19	530,000	579,025

Frontier Communications Corp. (Z)	8.750	04-15-22	435,000	489,375

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	620,000	675,515

GXS Worldwide, Inc. (Z)	9.750	06-15-15	430,000	443,975

Intelsat Luxembourg SA (Z)	11.250	02-04-17	1,074,000	1,143,810

Sable International Finance, Ltd. (S)(Z)	7.750	02-15-17	250,000	270,000

Satelites Mexicanos SA de CV	9.500	05-15-17	1,404,000	1,519,830

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,000,000	1,055,000

Wind Acquisition Finance SA (S)(Z)	11.750	07-15-17	1,000,000	1,072,500

Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07-15-17	1,624,375	1,742,142

Wireless Telecommunication Services 6.7%

Bharti Airtel International Netherlands BV (S)	5.125	03-11-23	600,000	616,560

Clearwire Communications LLC (S)(Z)	12.000	12-01-17	2,000,000	2,330,000

12	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Wireless Telecommunication Services (continued)

Colombia Telecomunicaciones SA ESP (S)(Z)	5.375	09-27-22	$1,000,000	$1,002,500

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	750,000	865,707

Digicel Group, Ltd. (S)(Z)	8.250	09-30-20	265,000	283,550

Digicel, Ltd. (S)	6.000	04-15-21	500,000	501,250

MetroPCS Wireless, Inc. (S)	6.625	04-01-23	245,000	263,375

SBA Tower Trust (S)	2.933	12-15-17	380,000	393,660

SBA Tower Trust (S)	5.101	04-17-17	580,000	648,008

Sprint Nextel Corp. (Z)	11.500	11-15-21	2,150,000	2,977,750

Telefonica Celular del Paraguay SA (S)	6.750	12-13-22	1,000,000	1,090,000

VimpelCom Holdings BV (S)	7.504	03-01-22	1,000,000	1,130,000

Utilities 2.3%				4,150,294

Electric Utilities 2.3%

Beaver Valley II Funding (Z)	9.000	06-01-17	298,000	301,830

BVPS II Funding Corp. (Z)	8.890	06-01-17	397,000	433,933

CE Generation LLC	7.416	12-15-18	422,800	430,199

Exelon Corp. (Z)	4.900	06-15-15	1,015,000	1,096,334

FPL Energy National Wind LLC (S)	5.608	03-10-24	181,350	177,250

Israel Electric Corp., Ltd. (S)	6.700	02-10-17	1,000,000	1,120,075

PNPP II Funding Corp. (Z)	9.120	05-30-16	186,000	193,004

Texas Competitive Electric Holdings
Company LLC (S)	11.500	10-01-20	155,000	122,063

W3A Funding Corp. (Z)	8.090	01-02-17	267,417	275,606

Convertible Bonds 1.2% (0.8% of Total Investments)				$2,228,734

(Cost $1,970,200)

Industrials 0.3%				583,424

Airlines 0.3%

United Continental Holdings, Inc. (Z)	4.500	06-30-21	550,000	583,424

Materials 0.3%				506,250

Containers & Packaging 0.3%

Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06-01-15	500,000	506,250

Telecommunication Services 0.6%				1,139,060

Diversified Telecommunication Services 0.0%

Axtel SAB de CV (S)	7.000	01-31-20	MXN 609,900	67,810

Wireless Telecommunication Services 0.6%

Clearwire Communications LLC (S)(Z)	8.250	12-01-40	1,000,000	1,071,250

Term Loans (M) 1.3% (0.9% of Total Investments)				$2,368,493

(Cost $2,364,696)

Consumer Discretionary 0.5%				931,042

Media 0.5%

PRIMEDIA, Inc.	7.500	01-13-18	933,375	931,042

Consumer Staples 0.1%				209,626

Personal Products 0.1%

Revlon Consumer Products Corp.	4.000	11-19-17	206,719	209,626

See notes to financial statements	Semiannual report | Investors Trust	13

		Maturity
	Rate (%)	date	Par value	Value
Health Care 0.2%				$347,288

Health Care Providers & Services 0.2%

National Mentor Holdings, Inc.	6.500	02-09-17	$343,001	347,288

Industrials 0.5%				880,537

Airlines 0.5%

Delta Air Lines, Inc.	4.250	04-20-17	687,750	696,060

Global Aviation Holdings, Inc.	3.000	02-13-18	499,887	134,970

Global Aviation Holdings, Inc.	10.000	07-13-17	51,038	49,507

Capital Preferred Securities (a) 0.4% (0.3% of Total Investments)				$710,500

(Cost $700,000)

Financials 0.4%				710,500

Commercial Banks 0.4%

HSBC Finance Capital Trust IX
(5.911% to 11-30-15, then 3 month
LIBOR + 1.926%) (Z)	5.911	11-30-35	700,000	710,500

U.S. Government & Agency Obligations 29.7%
(20.2% of Total Investments)				$53,412,370

(Cost $51,958,490)

U.S. Government 12.6%				22,652,791

U.S. Treasury Notes
Note (Z)	0.625	09-30-17	6,000,000	6,015,000
Note (Z)	0.875	01-31-18	3,000,000	3,034,452
Note (Z)	1.375	01-31-20	5,000,000	5,106,640
Note (Z)	1.750	05-15-22	1,120,000	1,140,213
Note (Z)	2.000	04-30-16	3,460,000	3,633,000
Note (Z)	2.000	02-15-23	3,000,000	3,088,125

U.S. Treasury Strips, PO (Z)	2.907	11-15-30	1,025,000	635,361

U.S. Government Agency 17.1%				30,759,579

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	5.000	03-01-41	2,934,507	3,277,706
30 Yr Pass Thru (Z)	6.500	06-01-37	20,568	22,992
30 Yr Pass Thru (Z)	6.500	10-01-37	49,856	55,640
30 Yr Pass Thru (Z)	6.500	11-01-37	109,679	122,404
30 Yr Pass Thru (Z)	6.500	12-01-37	52,127	58,141
30 Yr Pass Thru (Z)	6.500	03-01-38	202,537	226,224

Federal National Mortgage Association
15 Yr Pass Thru	4.000	12-01-24	2,276,503	2,466,625
30 Yr Pass Thru	3.000	10-29-27	670,000	669,095
30 Yr Pass Thru (Z)	4.000	12-01-40	5,804,051	6,361,557
30 Yr Pass Thru (Z)	4.000	09-01-41	4,279,488	4,629,035
30 Yr Pass Thru (Z)	4.000	10-01-41	2,162,605	2,358,844
30 Yr Pass Thru (Z)	4.500	10-01-40	3,162,975	3,474,701
30 Yr Pass Thru (Z)	5.000	02-01-41	438,032	493,881
30 Yr Pass Thru (Z)	5.000	04-01-41	777,688	871,010
30 Yr Pass Thru (Z)	5.500	06-01-38	1,501,477	1,631,154
30 Yr Pass Thru (Z)	5.500	08-01-40	289,546	314,508
30 Yr Pass Thru (Z)	6.000	05-01-37	1,028,732	1,127,264
30 Yr Pass Thru (Z)	6.500	07-01-36	428,621	479,667
30 Yr Pass Thru (Z)	6.500	10-01-37	265,093	295,691
30 Yr Pass Thru (Z)	6.500	01-01-39	1,634,357	1,823,440

14	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Foreign Government Obligations 3.0% (2.1% of Total Investments)				$5,449,987

(Cost $5,446,348)

Argentina 1.6%				2,932,448

City of Buenos Aires (S)	12.500	04-06-15	$2,400,000	2,352,000

Provincia de Neuquen (S)	7.875	04-26-21	659,600	580,448

Dominican Republic 0.6%				1,025,000

Government of Dominican Republic (S)	5.875	04-18-24	1,000,000	1,025,000

South Korea 0.1%				219,234

Korea Development Bank (Z)	4.375	08-10-15	205,000	219,234

Ukraine 0.7%				1,273,305

City of Kyiv (S)	9.375	07-11-16	1,285,000	1,273,305

Collateralized Mortgage Obligations 8.9% (6.0% of Total Investments)				$15,944,325

(Cost $14,926,631)

Commercial & Residential 5.1%				9,087,829

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.962	12-25-46	6,171,496	552,483

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	413,530	430,886

Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12-10-44	365,000	419,611
Series 2012-LC4, Class C (P)	5.824	12-10-44	290,000	339,173

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,283,145	1,768,382
Series 2004-9, Class B1 (P)	3.214	08-25-34	755,334	411,112

Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.190	09-19-35	3,391,153	266,999
Series 2007-3, Class ES IO	0.350	05-19-47	6,679,080	46,754
Series 2007-4, Class ES IO	0.350	07-19-47	7,605,777	53,240
Series 2007-6, Class ES IO (S)	0.342	08-19-37	5,573,976	39,018

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.021	10-25-36	8,341,920	669,439
Series 2005-AR18, Class 2X IO	1.669	10-25-36	7,553,489	453,360

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2012-HSBC Class XA IO (S)	1.582	07-05-32	3,495,000	399,328

Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11-12-41	665,000	744,879
Series 2006-HQ8, Class AM (P)	5.646	03-12-44	995,000	1,107,891

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.482	01-25-45	10,933,419	609,686
Series 2005-AR6, Class X IO	1.653	04-25-45	6,775,329	391,685
Series 2005-AR8, Class X IO	1.653	07-25-45	6,120,233	383,903

U.S. Government Agency 3.8%				6,856,496

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	3,424,611	680,355
Series 3830, Class NI IO	4.500	01-15-36	3,540,432	369,769
Series 4065, Class QA	3.000	08-15-41	829,949	875,010
Series 4068, Class AP	3.500	06-15-40	1,247,072	1,331,264
Series 4068, Class BH	3.000	06-15-40	1,044,735	1,096,563
Series K017, Class X1 IO	1.601	12-25-21	2,711,768	267,611
Series K709, Class X1 IO	1.677	03-25-19	3,273,440	256,412
Series K710, Class X1 IO	1.915	05-25-19	2,483,055	228,910

See notes to financial statements	Semiannual report | Investors Trust	15

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11-25-42	$1,431,375	$347,527
Series 2012-67, Class KG	3.500	02-25-41	384,223	427,833
Series 398, Class C3 IO	4.500	05-25-39	433,392	36,964
Series 402, Class 3 IO	4.000	11-25-39	588,801	54,451
Series 402, Class 4 IO	4.000	10-25-39	942,568	86,086
Series 407, Class 15 IO	5.000	01-25-40	981,659	137,335
Series 407, Class 21 IO	5.000	01-25-39	623,112	60,799
Series 407, Class 7 IO	5.000	03-25-41	776,937	130,461
Series 407, Class 8 IO	5.000	03-25-41	201,894	27,659
Series 407, Class C6 IO	5.500	01-25-40	1,593,616	247,801

Government National Mortgage Association
Series 2012-114, Class IO	1.028	01-16-53	1,979,294	193,686

Asset Backed Securities 2.5% (1.7% of Total Investments)				$4,562,555

(Cost $4,010,843)

Asset Backed Securities 2.5%				4,562,555

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.330	10-25-36	146,500	74,212
Series 2006-ASP5, Class A2C (P)	0.380	10-25-36	288,318	147,147
Series 2006-ASP5, Class A2D (P)	0.460	10-25-36	551,129	283,809

Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.350	09-25-36	1,511,763	639,952

Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.400	01-25-36	545,486	509,060

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	32,342	32,149

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.380	06-25-36	593,119	568,483

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S) (Z)	5.216	01-25-42	1,099,000	1,235,418

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.350	06-25-36	484,813	344,759

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	650,016	727,566

			Shares	Value
Common Stocks 1.1% (0.8% of Total Investments)				$2,013,764

(Cost $2,474,753)

Consumer Discretionary 0.3%				483,213

Media 0.3%

Charter Communications, Inc., Class A (I)(Z)			4,301	433,283

Dex Media, Inc. (I)			20,979	49,930

Vertis Holdings, Inc. (I)			34,015	0

Industrials 0.0%				20,540

Airlines 0.0%

Global Aviation Holdings, Inc., Class A (I)			82,159	20,540

Materials 0.8%				1,510,011

Containers & Packaging 0.8%

Rock-Tenn Company, Class A (Z)			15,079	1,510,011

16	Investors Trust | Semiannual report	See notes to financial statements

			Shares	Value
Preferred Securities (b) 0.5% (0.3% of Total Investments)				$830,379

(Cost $764,500)

Consumer Discretionary 0.2%				245,879

Automobiles 0.2%

General Motors Company, Series B, 4.750% (Z)			5,290	245,879

Utilities 0.3%				584,500

Electric Utilities 0.3%

PPL Corp., 9.500%			10,000	584,500

		Maturity
	Rate (%)	date	Par value	Value
Escrow Certificates 0.0% (0.0% of Total Investments)				$3,608

(Cost $0)

Materials 0.0%				3,608

Smurfit-Stone Container Corp. (I)	8.000	03-15-17	$1,640,000	3,608

			Par value	Value
Short-Term Investments 6.5% (4.5% of Total Investments)				$11,743,000

(Cost $11,743,000)

Repurchase Agreement 6.5%				11,743,000

Repurchase Agreement with State Street Corp.
dated 4-30-13 at 0.010% to be repurchased
at $11,743,003, on 5-1-13, collateralized by
$12,000,000 U.S. Treasury Bills, 0.010% due
4-3-14 (valued at $11,982,000, including interest)			$11,743,000	11,743,000

Total investments (Cost $251,521,403)† 146.4%				$263,791,748

Other assets and liabilities, net (46.4%)				($83,645,256)

Total net assets 100.0%				$180,146,492

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

MXN Mexican Peso

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(C) Security purchased on a when-issued or delayed delivery basis.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

See notes to financial statements	Semiannual report | Investors Trust	17

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,396,310 or 58.5% of the Fund’s net assets as of 4-30-13.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-13 was $150,056,847.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $252,077,061. Net unrealized appreciation aggregated $11,714,687, of which $19,880,051 related to appreciated investment securities and $8,165,364 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of investments on 4-30-13:

United States	68.9%
Cayman Islands	3.8%
Luxembourg	3.7%
United Kingdom	3.4%
Netherlands	2.8%
Mexico	2.4%
Argentina	2.1%
Peru	1.5%
Brazil	1.5%
Canada	1.4%
Other Countries	8.5%

18	Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $251,521,403)	$263,791,748
Cash	20,496
Cash segregated at custodian for swap contracts	790,000
Receivable for investments sold	368,209
Receivable for fund shares sold	15,886
Dividends and interest receivable	3,652,956
Other receivables and prepaid expenses	199,451

Total assets	268,838,746

Liabilities

Credit facility agreement payable	85,900,000
Payable for investments purchased	420,276
Payable for delayed delivery securities purchased	1,000,000
Swap contracts, at value	1,242,238
Interest payable	49,207
Payable to affiliates
Accounting and legal services fees	6,385
Trustees’ fees	9,349
Other liabilities and accrued expenses	64,799

Total liabilities	88,692,254

Net assets	$180,146,492

Net assets consist of

Paid-in capital	$179,078,824
Undistributed net investment income	1,048,786
Accumulated net realized gain (loss) on investments, foreign currency
transactions and swap agreements	(11,009,228)
Net unrealized appreciation (depreciation) on investments, translation of
assets and liabilities in foreign currencies and swap agreements	11,028,110

Net assets	$180,146,492

Net asset value per share

Based on 8,701,328 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$20.70

See notes to financial statements	Semiannual report | Investors Trust	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,574,807
Dividends	36,718
Less foreign taxes withheld	(588)

Total investment income	8,610,937

Expenses

Investment management fees	687,113
Accounting and legal services fees	39,899
Transfer agent fees	39,121
Trustees’ fees	32,824
Printing and postage	31,364
Professional fees	70,178
Custodian fees	13,052
Interest expense	304,772
Stock exchange listing fees	12,437
Other	35,076

Total expenses	1,265,836

Net investment income	7,345,101

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	3,907,863
Swap contracts	(197,034)
Foreign currency transactions	(42,437)

3,668,392
Change in net unrealized appreciation (depreciation) of
Investments	(876,147)
Swap contracts	(33,175)
Translation of assets and liabilities in foreign currencies	42,447

(866,875)

Net realized and unrealized gain	2,801,517

Increase in net assets from operations	$10,146,618

20	Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12
Increase (decrease) in net assets

From operations
Net investment income	$7,345,101	$16,108,117
Net realized gain (loss)	3,668,392	(860,251)
Change in net unrealized appreciation (depreciation)	(866,875)	11,920,293

Increase in net assets resulting from operations	10,146,618	27,168,159

Distributions to shareholders
From net investment income	(7,955,634)	(16,630,465)

From Fund share transactions
Issued in shelf offering	966,566	443,812
Issued pursuant to Dividend Reinvestment Plan	585,827	1,211,695

Total from Fund share transactions	1,552,393	1,655,507

Total increase	3,743,377	12,193,201

Net assets

Beginning of period	176,403,115	164,209,914

End of period	$180,146,492	$176,403,115

Undistributed net investment income	$1,048,786	$1,659,319

Share activity

Shares outstanding
Beginning of period	8,631,305	8,557,999
Issued in shelf offering	42,641	18,640
Issued pursuant to Dividend Reinvestment Plan	27,382	54,666

End of period	8,701,328	8,631,305

See notes to financial statements	Semiannual report | Investors Trust	21

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-13
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$10,146,618
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(89,404,363)
Long-term investments sold	95,644,944
Increase in short-term investments	(8,943,000)
Net amortization of premium (discount)	893,963
Decrease in dividends and interest receivable	219,625
Increase in payable for investments purchased	420,276
Increase in payable for delayed delivery securities purchased	1,000,000
Increase in receivable for investments sold	(368,209)
Decrease in cash segregated at custodian for swap contracts	30,000
Increase in receivable for fund shares sold	(15,886)
Increase in other receivables and prepaid assets	(61,699)
Increase in unrealized depreciation of swap contracts	33,175
Decrease in unrealized depreciation for forward foreign currency exchange	(42,437)
Decrease in payable to affiliates	(4,713)
Decrease in interest payable	(5,450)
Decrease in other liabilities and accrued expenses	(115,355)
Net change in unrealized (appreciation) depreciation on investments	876,147
Net realized gain on investments	(3,907,863)

Net cash provided by operating activities	$6,395,773

Cash flows from financing activities
Fund shares issued in shelf offering	$966,566
Distributions to common shareholders net of reinvestments	(7,369,807)

Net cash used in financing activities	($6,403,241)

Net decrease in cash	($7,468)

Cash at beginning of period	$27,964

Cash at end of period	$20,496

Supplemental disclosure of cash flow information

Cash paid for interest	$310,222

Noncash financing activities not included herein consist of reinvestment
of distributions	585,827

22	Investors Trust | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$20.44	$19.19	$20.11	$18.03	$14.51	$19.21	$19.90
Net investment income[3]	0.85	1.88	1.93	2.15	1.70	1.49	1.89
Net realized and unrealized
gain (loss) on investments	0.32	1.30	(0.88)	2.00	3.51	(4.80)	(0.72)
Distributions to Auction
Preferred Shares (APS)	—	—	—	—	—	(0.19)	(0.55)
Total from
investment operations	1.17	3.18	1.05	4.15	5.21	(3.50)	0.62
Less distributions to
common shareholders
From net investment income	(0.92)	(1.94)	(1.97)	(2.07)	(1.69)	(1.20)	(1.31)
Anti-dilutive impact of
shelf offering	0.01	0.01	—	—	—	—	—
Net asset value, end
of period	$20.70	$20.44	$19.19	$20.11	$18.03	$14.51	$19.21
Per share market value,
end of period	$22.49	$22.24	$21.82	$21.13	$17.73	$13.46	$17.01
Total return at net asset
value (%)[4,5]	5.67[6]	16.14	4.90	23.81	39.26	(18.78)[6]	3.73
Total return at market
value (%)[4]	5.52[6]	11.13	13.52	32.29	47.62	(14.91)[6]	(4.00)

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$180	$176	$164	$171	$152	$121	$160
Ratios (as a percentage of
average net assets):
Expenses[7]	1.44[8]	1.57	1.62	1.93	2.43	2.25[8]	1.16[9]
Net investment income	8.33[8]	9.65	9.63	11.33	11.34	9.93[8]	9.55[10]
Portfolio turnover (%)	35	56	45	71	72	37	46

Senior securities

Total value of APS
outstanding (in millions)	—	—	—	—	—	—	$86
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	—	—	25
Average market value per
unit (in thousands)	—	—	—	—	—	—	25
Asset coverage per unit[11]	—	—	—	—	—	—[12]	$71,364
Total debt outstanding end
of period (in millions)	$86	$86	$88	$80	$67	$58	—
Asset coverage per $1,000
of APS[13]	—	—	—	—	—	—	$2,856
Asset coverage per $1,000
of debt[14]	$3,097	$3,054	$2,871	$3,136	$3,268	$3,090	—

See notes to financial statements	Semiannual report | Investors Trust	23

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Expenses excluding interest expense were 1.09% (annualized), 1.07%, 1.04%, 1.12%, 1.43% and 1.43% for the periods ended 4-30-13, 10-31-12, 10-31-11, 10-31-10, 10-31-09 and 10-31-08, respectively.
8 Annualized.
9 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.76% for the year ended 12-31-07.
10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 6.26% for the year ended 12-31-07.
11 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.
12 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on 6-12-08.
13 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.
14 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end (Note 7). As debt outstanding changes, level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

24	Investors Trust | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Investors Trust (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

In 2012, the Fund filed a registration statement with the Securities and Exchange Commission, registering an additional 1,000,000 common shares through an equity shelf offering program. Under this program, the Fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the Fund’s net asset value per common share.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of

Semiannual report | Investors Trust	25

the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$164,524,033	—	$163,465,831	$1,058,202
Convertible Bonds	2,228,734	—	2,160,924	67,810
Term Loans	2,368,493	—	2,368,493	—
Capital Preferred Securities	710,500	—	710,500	—
U.S. Government & Agency
Obligations	53,412,370	—	53,412,370	—
Foreign Government
Obligations	5,449,987	—	5,449,987	—
Collateralized Mortgage
Obligations	15,944,325	—	15,805,313	139,012
Asset Backed Securities	4,562,555	—	4,562,555	—
Common Stocks	2,013,764	$1,993,224	20,540	—
Preferred Securities	830,379	830,379	—	—
Escrow Certificates	3,608	—	3,608	—
Short-Term Investments	11,743,000	—	11,743,000	—

Total Investments in
Securities	$263,791,748	$2,823,603	$259,703,121	$1,265,024
Other Financial Instruments
Interest Rate Swaps	($1,242,238)	—	($1,242,238)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

			COLLATERALIZED
	CORPORATE	CONVERTIBLE	MORTGAGE	COMMON	PREFERRED
	BONDS	BONDS	OBLIGATIONS	STOCKS	SECURITIES	TOTAL

Balance as of 10-31-12	$1,123,959	—	$153,502	$54,907	$1,498,072	$2,830,440
Realized gain (loss)	323	—	—	(20,216)	(219,567)	($239,460)
Change in unrealized
appreciation (depreciation)	3,959	($28,629)	(14,490)	53,239	438,155	$452,234
Purchases	—	96,439	—	—	—	$96,439
Sales	(70,039)	—	—	(87,930)	(1,716,660)	($1,874,629)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 4-30-13	$1,058,202	$67,810	$139,012	—	—	$1,265,024
Change in unrealized at
period end*	$3,959	($28,629)	($14,190)	—	—	($38,860)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

26	Investors Trust | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security

Semiannual report | Investors Trust	27

entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $14,252,982 available to offset future net realized capital gains as of October 31, 2012. The following table details the capital loss carryforward available as of October 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31						NO EXPIRATION DATE
2013	2014	2015	2016	2017	2019	SHORT-TERM	LONG-TERM

$2,727,289	$2,605,424	$1,304,634	$912,660	$2,675,603	$2,044,097	$330,713	$1,652,562

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, defaulted bonds, tender consent fees, derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the Fund’s Statement of assets and liabilities and represents the cash on hand at the Fund’s custodian and does not include any short-term investments or cash segregated at custodian for swap contracts.

28	Investors Trust | Semiannual report

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of April 30, 2013, $790,000 was posted by the Fund for the benefit of counterparties.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not favor the Fund thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended April 30, 2013, the Fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $2.1 million, as measured at each quarter end. There were no open forward foreign currency contracts as of April 30, 2013.

Semiannual report | Investors Trust	29

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC swaps market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended April 30, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2013.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE	RECEIVED	MATURITY	MARKET
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	VALUE

Morgan Stanley	$22,000,000	Fixed	3 Month	Aug 2016	($738,410)
Capital Services		1.442500%	LIBOR (a)
Morgan Stanley	22,000,000	Fixed	3 Month	May 2017	(503,828)
Capital Services		1.093750%	LIBOR (a)
Total	$44,000,000				($1,242,238)

(a) At 4-30-13, the 3-month LIBOR rate was 0.27310%.

No interest rate swap positions were entered into or closed during the six months ended April 30, 2013.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Swap contracts	Interest Rate	—	($1,242,238)
	at value	Swaps

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

	STATEMENT OF	SWAP
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate contracts	Net realized gain (loss)	($197,034)

30	Investors Trust | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

	STATEMENT OF	SWAP
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate contracts	Change in unrealized	($33,175)
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment advisory agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily managed assets (net assets plus borrowings under the Credit Facility Agreement) (see Note 7); (b) 0.375% of the next $50,000,000 of the Fund’s average daily managed assets; (c) 0.350% of the next $100,000,000 of the Fund’s average daily managed assets; and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2013, were equivalent to a net annual effective rate of 0.53% of the Fund’s average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily managed assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Semiannual report | Investors Trust	31

Distributor. The Fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2013, compensation to the Distributor was $9,723. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The Fund is not responsible for payment of commissions to the sub-placement agent.

Note 6 — Leverage risk

The Fund utilizes a Credit Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the CFA and have the potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Advisor may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares;

• fluctuations in the interest rate paid for the use of the credit facility;

• increased operating costs, which may reduce the Fund’s total return;

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed; and

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Note 7 — Credit Facility Agreement

The Fund has entered into a CFA with Credit Suisse Securities LLC (CSSU), pursuant to which the Fund borrows money to increase its assets available for investment. In accordance with the 1940 Act, the Fund’s borrowings under the CFA will not exceed 33 1/3% of the Fund’s managed assets (net assets plus borrowings) at the time of any borrowing.

The Fund pledges a portion of its assets as collateral to secure borrowings under the CFA. Such pledged assets are held in a special custody account with the Fund’s custodian. The amount of assets required to be pledged by the Fund is determined in accordance with the CFA. The Fund retains the benefits of ownership of assets pledged to secure borrowings under the CFA. Interest charged is at the rate of three month LIBOR (London Interbank Offered Rate) plus 0.41% and is payable monthly. As of April 30, 2013, the Fund had borrowings of $85,900,000, at an interest rate of 0.68%, which is reflected in the Credit facility agreement payable on the Statement of assets and liabilities. During the six months ended April 30, 2013, the average borrowings under the CFA and the effective average interest rate were $85,900,000 and 0.72%, respectively.

32	Investors Trust | Semiannual report

The Fund may terminate the CFA with CSSU at any time. If certain asset coverage and collateral requirements or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or facility termination event, CSSU is required to provide the Fund with 270 calendar days’ notice prior to terminating or amending the CFA.

Note 8 — Fund share transactions

Transactions in common shares for the six months ended April 30, 2013 and the year ended October 31, 2012 are presented on the Statement of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $194,556 have been prepaid by the Fund. These costs are deducted from proceeds as shares are issued. To date, $11,925 has been deducted from proceeds of shares issued and the remaining $182, 631 is included in Other receivables and prepaid expenses on the Statement of assets and liabilities.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $71,350,593 and $85,728,270, respectively, for the six months ended April 30, 2013. Purchases and sales of U.S. Treasury obligations aggregated $18,053,770 and $9,916,674, respectively, for the six months ended April 30, 2013.

Semiannual report | Investors Trust	33

Additional information

Unaudited

Investment objective and policy

The Fund is a diversified closed-end, management investment company, common shares of which were initially offered to the public in January 1971. The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund’s assets are invested in a diversified portfolio of debt securities issued by U.S. and non-U.S. corporations and governments, some of which may carry equity features. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through private placements. The Fund may also invest in repurchase agreements.

Effective March 20, 2013, the Board of Trustees approved a revision to the Fund’s investment policy regarding the amount of the Fund’s securities that is rated investment grade. The new investment policy provides that the Fund will invest at least 30% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Ratings Services (S&P)), or in unrated securities determined by the Fund’s investment advisor or subadvisor to be of comparable credit quality. Under the new investment policy, the Fund can invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the Fund’s advisor or subadvisor to be of comparable quality.

Under the prior investment policy, the Fund was required to invest at least 30% of its total assets in debt securities which were rated, at the time of acquisition, investment grade or in unrated securities determined to be of comparable credit quality. In addition, under the prior investment policy, the Fund had the ability to invest up to 70% of its total assets in debt securities rated below investment grade at the time of acquisition.

Dividends and distributions

During the six months ended April 30, 2013, dividends from net investment income totaling $0.9198 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

PAYMENT DATE	INCOME DIVIDENDS

December 31, 2012	$0.4990
March 28, 2013	0.4208
Total	$0.9198

Dividend reinvestment plan

The Fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

34	Investors Trust | Semiannual report

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com by clicking on EquityAccess & More. The Plan Agent will mail a check (less applicable brokerage trading fees) on settlement date, which is three business days after the shares have been sold. If shareholders choose to sell shares through their stockbroker, they will need to request that the Plan Agent electronically transfer those shares to their stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com. Click on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If shareholders withdraw from the Plan, their shares will be credited to their account; or, if they wish, the Plan Agent will sell their full and fractional shares and send the shareholders the proceeds, less a transaction fee of $5 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Semiannual report | Investors Trust	35

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com. Click on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If shareholders wish to participate in the Plan and their shares are held in the name of a brokerage firm, bank or other nominee, shareholders should contact their nominee to see if it will participate in the Plan. If shareholders wish to participate in the Plan, but their brokerage firm, bank or other nominee is unable to participate on their behalf, they will need to request that their shares be re-registered in their own name, or they will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by shareholders as representing the total amount registered in their name and held for their account by their nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

Effective July 1, 2013, the Plan will be revised to reflect an updated definition of the market price. Under the revised Plan, “market price” will be defined as “the last sale price for the Fund’s shares in the market on that date as of the close of regular trading on the New York Stock Exchange (NYSE), or, if there is no sale in the market on that date or sale prices are not available, then the mean between the closing bid and asked quotations for such shares on such date.” This definition will replace the current definition, stating that “market price” is “the last sale price for the Fund’s shares on the New York Stock Exchange (NYSE) on that date, or, if there is no sale on the NYSE on that date, then the mean between the closing bid and asked quotations for such shares on the NYSE on such date.”

All correspondence or requests for additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below, or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries) and 1-800-952-9245 (For the Hearing Impaired (TDD)).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare
P.O. Box 43006
Providence, RI 02940-3006
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on November 9, 2012. The following proposal was considered by the shareholders:

Proposal: Election of thirteen (13) Nominees to serve until their respective successors have been duly elected and qualified.

36	Investors Trust | Semiannual report

Each nominee was elected by the Fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,041,669	144,095
Peter S. Burgess	7,016,960	168,804
William H. Cunningham	7,058,321	127,443
Grace K. Fey	7,045,116	140,648
Theron S. Hoffman	7,057,434	128,330
Deborah C. Jackson	7,047,193	138,571
Hassell H. McClellan	7,057,719	128,045
James M. Oates	7,054,385	131,379
Steven R. Pruchansky	7,050,390	135,374
Gregory A. Russo	7,031,970	153,794
Non-Independent Trustees
James R. Boyle	7,052,454	133,310
Craig Bromley	7,036,958	148,806
Warren A. Thomson	7,043,043	142,721

Portfolio manager changes

The portfolio management team at John Hancock Asset Management a division of Manulife Asset Management (US) LLC has changed. Effective May 15, 2013, Barry Evans no longer serves on the portfolio management team and, effective July 1, 2013, John F. Iles no longer serves on the portfolio management team of the Fund.

Jeffrey N. Given, CFA will continue as a portfolio manager and, effective July 1, 2013, John F. Addeo, CFA, and Dennis F. McCafferty, CFA, have joined the investment management team of the Fund. Below is a brief summary of their business careers during the past five years.

John F. Addeo, CFA

• Managing Director, John Hancock Asset Management since 2012

• Investment Officer, Portfolio Manager/Analyst, High Yield Bond Group, MFS Investment Management (1998–2012)

• Began business career in 1984

• Joined fund team in 2013

Jeffrey N. Given, CFA

• Senior Managing Director, John Hancock Asset Management since 2012

• Managing Director, John Hancock Asset Management (2005–2012)

• Second Vice President, John Hancock Advisers, LLC (1993–2005)

• Began business career in 1993

• Joined fund team in 1999

Dennis F. McCafferty, CFA

• Managing Director, John Hancock Asset Management since 2009

• Investment analyst, John Hancock Asset Management (2008–2009)

• Principal and senior analyst, Pardus Capital Management (2005–2008)

• Began business career in 1995

• Joined fund team in 2013

Semiannual report | Investors Trust	37

More information

Trustees	Officers	Investment advisor
James M. Oates,	Hugh McHaffie	John Hancock Advisers, LLC
Chairman	President
Steven R. Pruchansky,		Subadvisor
Vice Chairman	Andrew G. Arnott	John Hancock Asset Management
Charles L. Bardelis*	Executive Vice President	a division of Manulife Asset
James R. Boyle†		Management (US) LLC
Craig Bromley†	Thomas M. Kinzler
Peter S. Burgess*	Secretary and Chief Legal Officer	Custodian
William H. Cunningham		State Street Bank and
Grace K. Fey	Francis V. Knox, Jr.	Trust Company
Theron S. Hoffman*	Chief Compliance Officer
Deborah C. Jackson		Transfer agent
Hassell H. McClellan	Charles A. Rizzo	Computershare Shareowner
Gregory A. Russo	Chief Financial Officer	Services, LLC
Warren A. Thomson†
	Salvatore Schiavone	Legal counsel
*Member of the	Treasurer	K&L Gates LLP
Audit Committee
†Non-Independent Trustee		Stock symbol
Listed New York Stock
Exchange: JHI

For shareholder assistance refer to page 36

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Computershare
P.O. Box 43006
Providence, RI 02940-3006

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

38	Investors Trust | Semiannual report

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

P5SA 4/13
MF142392	6/13

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the portfolio managers

Portfolio manager changes

The portfolio management team at John Hancock Asset Management a division of Manulife Asset Management (US) LLC has changed. Effective May 15, 2013, Barry Evans no longer serves on the portfolio management team and, effective July 1, 2013, John F. Iles no longer serves on the portfolio management team of the Fund. Jeffrey N. Given, CFA will continue as a portfolio manager.

In addition, effective July 1, 2013, John F.Addeo, CFA, and Dennis F. McCafferty, CFA, have joined the investment management team and serve as portfolio managers of the Fund. Below is a brief summary of their business careers during the past five years. This information is provided as of July 3, 2013.

John F. Addeo, CFA
• Managing Director, John Hancock Asset Management since 2012
• Investment Officer, Portfolio Manager/Analyst, High Yield Bond Group, MFS Investment Management (1998–2012)
• Began business career in 1984
• Joined fund team in 2013

Dennis F. McCafferty, CFA
• Managing Director, John Hancock Asset Management since 2009

• Investment analyst, John Hancock Asset Management (2008–2009)
• Principal and senior analyst, Pardus Capital Management (2005–2008)
• Began business career in 1995
• Joined fund team in 2013

Other Accounts the Portfolio Managers are Managing

The table below indicates for Mr. Addeo and Mr. McCafferty information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of May 31, 2013. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

PORTFOLIO MANAGER	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO
NAME	MANAGER

John F. Addeo, CFA	Other Registered Investment Companies: Two (2)
accounts with total assets of approximately $1,080
million.

Other Pooled Investment Vehicles: One (1) account;
with total assets of approximately $383 million

Other Accounts: None

Dennis F. McCafferty,	Other Registered Investment Companies: Three (3)
CFA	accounts with total assets of approximately $1,081
million.

Other Pooled Investment Vehicles: Ten (10) accounts
with total assets of approximately $1,627 million.

Other Accounts: None

Conflicts of Interest. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Fund as well as one or more other accounts. The Subadviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Subadviser has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.

• A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings (“IPOs”) and private placements. If, for example, an

IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the IPO. The Subadviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

• A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Subadviser generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances also may arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Subadviser will place the order in a manner intended to result in as favorable a price as possible for such client.

• A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Subadviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. The Subadviser receives a performance-based fee with respect to certain of the other accounts managed by the portfolio managers of the Fund described above.

• A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Subadviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

• If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern could disadvantage either the account that is long or short. In making portfolio manager assignments, the Subadviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security. While these accounts have many similarities, the investment performance of each account will be different due to differences in fees, expenses and cash flows.

Compensation of Portfolio Managers. The Subadviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Subadviser, investment professionals are compensated with a combination of base salary and performance bonuses (e.g., cash and deferral awards). The following describes each component of the compensation package for the individuals identified as a portfolio manager for the Fund.

• Base salaries. Base salaries are market-based and fixed. Salary ranges are reviewed and adjusted annually. Individual salary adjustments are based on individual performance against mutually-agreed-upon objectives and development of technical and experiential skills.

• Performance Bonuses. Performance bonuses take the form of cash and deferred incentives.

▪ Short-Term Cash Incentives. Short-term incentives take the form of annual cash awards. Individual targets are market-based and actual awards are tied to performance against various objective measures and on overall personal performance ratings. These include:

— Investment Performance. The majority of the bonus considered under the plan is based on investment performance of accounts managed by the investment professional over one, three and five year periods (to the extent applicable). The pre-tax performance of each account is measured relative to an appropriate benchmark or universe as identified in the table below.

— Financial Performance of the Subadviser. The financial performance of the Subadviser and its parent corporation are also considered in determining bonus awards.

— Non-Investment Performance. The more intangible contributions of an investment professional to the Subadviser’s business, including new strategy idea generation, professional growth and development, and management, where applicable, are evaluated in determining the amount of any bonus award.

▪ Long-Term Incentives. All investment professionals are eligible for participation in a deferred incentive plan. 100% of the eligible awards are invested in the strategies that the team manages as well as other strategies managed by other teams at the Subadviser. The Subadviser believes that owning units in the same strategies a team manages aligns the performance goals of both client and manager giving the team added incentive to act in the best interest of the Company’s clients.

As an added incentive, certain investment professionals (considered officers of Manulife Financial) would receive a portion of their award in Manulife Restricted Share Units (“RSUs”) or stock options. This plan is based on the value of the underlying common shares of Manulife Financial.

Fund	Benchmark

Investors Trust	Barclays Capital U.S. Aggregate Bond Index

Share Ownership by Portfolio Managers. The following table indicates as of July 3, 2013 the value of shares beneficially owned in the Fund by the new portfolio managers.

Range of
Beneficial
Portfolio Manager	Ownership

John F. Addeo, CFA	None

Dennis F. McCafferty, CFA	None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013